Other Revenues and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Revenues and Expenses

	December 31,
	2017	2016	2015
	(In millions of US$)
Impairment of goodwill	—	—	(803.8)
Impairment of assets	—	(129.7)	(206.9)
Restructuring costs	(296.2)	(167.3)	(120.8)
Change in restructuring reserves	88.9	113.0	(87.0)

Impairment and restructuring expenses — net	(207.3)	(184.0)	(1,218.5)
Other revenues (expenses)	(2.0)	1.0	6.2
Exchange gains (losses) on hedging contracts	—	0.2	(2.5)
Gains (losses) on sales of assets	30.4	(0.1)	26.5

Other revenues (expenses) — net	(178.9)	(182.9)	(1,188.3)